UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7885

Name of Fund: Master Enhanced SmallCap Series of Quantitative Master Series
              Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Enhanced SmallCap Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments

Master Enhanced Small Cap Series
Schedule of Investments as of September 30, 2006

                                                 Shares
Industry                                           Held         Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.7%                       11,000         AAR Corp. (b)                                         $     262,240
                                                  2,400         Applied Signal Technology, Inc.                              35,616
                                                  3,000         Armor Holdings, Inc. (b)                                    171,990
                                                  3,150         Ceradyne, Inc. (b)                                          129,433
                                                  6,500         Cubic Corp.                                                 127,270
                                                 21,700         Curtiss-Wright Corp.                                        658,595
                                                 13,200         EDO Corp.                                                   302,016
                                                  8,600         Esterline Technologies Corp. (b)                            290,336
                                                 13,700         GenCorp, Inc. (b)                                           175,908
                                                 15,525         Moog, Inc. Class A (b)                                      538,096
                                                 27,200         Teledyne Technologies, Inc. (b)                           1,077,120
                                                  8,400         Triumph Group, Inc.                                         355,740
                                                                                                                      -------------
                                                                                                                          4,124,360
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.5%                   24,200         EGL, Inc. (b)                                               881,848
                                                 12,800         Forward Air Corp.                                           423,552
                                                                                                                      -------------
                                                                                                                          1,305,400
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.3%                                   2,600         Frontier Airlines Holdings, Inc. (b)                         21,450
                                                    100         Mesa Air Group, Inc. (b)                                        776
                                                  5,800         Pinnacle Airlines Corp. (b)                                  42,978
                                                 23,100         Skywest, Inc.                                               566,412
                                                                                                                      -------------
                                                                                                                            631,616
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.3%                            2,900         Drew Industries, Inc. (b)                                    73,254
                                                 18,500         LKQ Corp. (b)                                               406,445
                                                 11,900         Standard Motor Products, Inc.                               142,681
                                                                                                                      -------------
                                                                                                                            622,380
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.2%                                  800         Coachmen Industries, Inc.                                     8,648
                                                 11,300         Monaco Coach Corp.                                          125,882
                                                 13,600         Winnebago Industries, Inc.                                  426,768
                                                                                                                      -------------
                                                                                                                            561,298
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.2%                                 16,600         Hansen Natural Corp. (b)                                    538,338
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.2%                                100         Arqule, Inc. (b)                                                421
                                                  3,100         Regeneron Pharmaceuticals, Inc. (b)                          48,639
                                                 56,900         Savient Pharmaceuticals, Inc. (b)                           370,419
                                                                                                                      -------------
                                                                                                                            419,479
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 1.7%                          1,400         Apogee Enterprises, Inc.                                     21,294
                                                 24,000         ElkCorp                                                     651,600
                                                 31,900         Griffon Corp. (b)                                           761,453
                                                 47,800         Lennox International, Inc.                                1,094,620
                                                  6,100         NCI Building Systems, Inc. (b)                              354,837
                                                 19,900         Simpson Manufacturing Co., Inc.                             537,897
                                                 10,400         Universal Forest Products, Inc.                             510,120
                                                                                                                      -------------
                                                                                                                          3,931,821
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.7%                           15,400         Investment Technology Group, Inc. (b)                       689,150
                                                 14,700         Piper Jaffray Cos. (b)                                      891,114
                                                  4,500         TradeStation Group, Inc. (b)                                 67,815
                                                                                                                      -------------
                                                                                                                          1,648,079
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.3%                                 10,000         Arch Chemicals, Inc.                                        284,500
                                                 18,600         Georgia Gulf Corp.                                          510,012
                                                 18,200         H.B. Fuller Co.                                             426,608
                                                 10,700         MacDermid, Inc.                                             349,034
                                                    300         Material Sciences Corp. (b)                                   2,988

Master Enhanced Small Cap Series
Schedule of Investments as of September 30, 2006

                                                 Shares
Industry                                           Held         Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 20,400         OM Group, Inc. (b)                                    $     896,376
                                                  8,900         Omnova Solutions, Inc. (b)                                   37,202
                                                  3,900         Penford Corp.                                                59,046
                                                 26,300         PolyOne Corp. (b)                                           219,079
                                                  1,100         Quaker Chemical Corp.                                        21,395
                                                  8,900         Schulman A, Inc.                                            209,239
                                                  8,000         Tronox, Inc. Class B                                        102,160
                                                                                                                      -------------
                                                                                                                          3,117,639
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 5.1%                          18,900         Chittenden Corp.                                            542,241
                                                 12,300         Community Bank System, Inc.                                 272,568
                                                 22,720         East-West Bancorp, Inc.                                     899,939
                                                 40,300         First BanCorp                                               445,718
                                                 30,300         First Commonwealth Financial Corp.                          394,809
                                                  5,400         First Indiana Corp.                                         140,454
                                                 18,800         First Midwest Bancorp, Inc.                                 712,332
                                                 13,300         Glacier Bancorp, Inc.                                       454,461
                                                 21,800         Hanmi Financial Corp.                                       427,280
                                                  8,400         Independent Bank Corp./MI                                   203,952
                                                  2,300         Interchange Financial Services Corp.                         52,026
                                                  7,700         Irwin Financial Corp.                                       150,612
                                                  5,900         Nara Bancorp, Inc.                                          107,911
                                                  7,000         Prosperity Bancshares, Inc.                                 238,280
                                                 11,900         Provident Bankshares Corp.                                  440,895
                                                 19,400         Republic Bancorp, Inc.                                      258,602
                                                 29,400         The South Financial Group, Inc.                             765,282
                                                    100         State National Bancshares, Inc.                               3,799
                                                 12,800         Sterling Bancorp                                            251,648
                                                 44,800         Sterling Bancshares, Inc.                                   907,200
                                                 23,815         Sterling Financial Corp.                                    772,320
                                                 21,300         Susquehanna Bancshares, Inc.                                520,572
                                                  4,100         Texas Regional Bancshares, Inc. Class A                     157,645
                                                 30,200         UCBH Holdings, Inc.                                         527,292
                                                 18,300         Umpqua Holdings Corp.                                       523,380
                                                 13,700         United Bankshares, Inc.                                     509,914
                                                 25,200         Whitney Holding Corp.                                       901,404
                                                  8,700         Wintrust Financial Corp.                                    436,305
                                                                                                                      -------------
                                                                                                                         12,018,841
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 4.4%             9,600         ABM Industries, Inc.                                        180,096
                                                    100         Administaff, Inc.                                             3,370
                                                 10,700         Angelica Corp.                                              182,007
                                                 14,000         Bowne & Co., Inc.                                           199,920
                                                 21,900         Brady Corp.                                                 770,004
                                                  5,300         CDI Corp.                                                   109,763
                                                 29,800         Central Parking Corp.                                       491,700
                                                 26,800         Coinstar, Inc. (b)                                          771,304
                                                 12,600         Consolidated Graphics, Inc. (b)                             758,142
                                                 15,400         G&K Services, Inc. Class A                                  561,022
                                                 14,900         John H. Harland Co.                                         543,105
                                                 27,600         Labor Ready, Inc. (b)                                       439,668
                                                    300         Mobile Mini, Inc. (b)                                         8,523
                                                 33,100         NCO Group, Inc. (b)                                         867,882
                                                    100         On Assignment, Inc. (b)                                         981

Master Enhanced Small Cap Series
Schedule of Investments as of September 30, 2006

                                                 Shares
Industry                                           Held         Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 14,600         School Specialty, Inc. (b)                            $     515,234
                                                 25,400         Spherion Corp. (b)                                          181,610
                                                 23,700         Tetra Tech, Inc. (b)                                        412,854
                                                 23,500         United Stationers, Inc. (b)                               1,092,985
                                                  6,400         Viad Corp.                                                  226,624
                                                    700         Volt Information Sciences, Inc. (b)                          24,885
                                                 17,150         Waste Connections, Inc. (b)                                 650,157
                                                 30,400         Watson Wyatt Worldwide, Inc.                              1,243,968
                                                  6,500         West Corp. (b)                                              313,950
                                                                                                                      -------------
                                                                                                                         10,549,754
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.0%                   6,500         Bel Fuse, Inc.                                              208,585
                                                 17,100         Black Box Corp.                                             665,532
                                                 12,200         Comtech Telecommunications Corp. (b)                        408,456
                                                 13,500         Ditech Networks, Inc. (b)                                   104,085
                                                 30,700         Harmonic, Inc. (b)                                          225,645
                                                  5,400         Inter-Tel, Inc.                                             116,640
                                                 29,700         Network Equipment Technologies, Inc. (b)                    122,364
                                                  1,100         Riverbed Technology, Inc. (b)                                21,450
                                                  5,700         Seachange International, Inc. (b)                            50,673
                                                 19,000         Symmetricom, Inc. (b)                                       153,330
                                                 12,400         Telkonet, Inc. (b)                                           35,340
                                                 11,300         Tollgrade Communications, Inc. (b)                          101,135
                                                 10,000         Viasat, Inc. (b)                                            250,800
                                                                                                                      -------------
                                                                                                                          2,464,035
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.5%                      100         Adaptec, Inc. (b)                                               441
                                                  8,233         Avid Technology, Inc. (b)                                   299,846
                                                 23,200         Komag, Inc. (b)                                             741,472
                                                  1,400         Neoware Systems, Inc. (b)                                    19,026
                                                    100         Novatel Wireless, Inc. (b)                                      963
                                                  2,000         Rimage Corp. (b)                                             44,840
                                                  6,200         Synaptics, Inc. (b)                                         151,094
                                                                                                                      -------------
                                                                                                                          1,257,682
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 1.1%                21,600         EMCOR Group, Inc. (b)                                     1,184,544
                                                 30,100         The Shaw Group, Inc. (b)                                    711,564
                                                 18,400         URS Corp. (b)                                               715,576
                                                                                                                      -------------
                                                                                                                          2,611,684
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.4%                     3,300         Headwaters, Inc. (b)                                         77,055
                                                 19,200         Texas Industries, Inc.                                      999,552
                                                                                                                      -------------
                                                                                                                          1,076,607
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 1.1%                          23,841         ACE Cash Express, Inc. (b)                                  712,607
                                                 23,100         Cash America International, Inc.                            902,748
                                                 55,100         Rewards Network, Inc. (b)                                   268,337
                                                 15,700         World Acceptance Corp. (b)                                  690,486
                                                                                                                      -------------
                                                                                                                          2,574,178
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.4%                    14,300         Aptargroup, Inc.                                            727,584
                                                  8,100         Chesapeake Corp.                                            115,911
                                                 11,040         Myers Industries, Inc.                                      187,680
                                                                                                                      -------------
                                                                                                                          1,031,175
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.4%                              20,760         Brightpoint, Inc. (b)                                       295,207
                                                 24,500         Building Material Holding Corp.                             637,490
                                                  4,900         Handleman Co.                                                37,191
                                                                                                                      -------------
                                                                                                                            969,888
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of September 30, 2006

                                                 Shares
Industry                                           Held         Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.2%              2,100         Alderwoods Group, Inc. (b)                            $      41,643
                                                  4,500         CPI Corp.                                                   218,430
                                                  9,700         Universal Technical Institute, Inc. (b)                     173,533
                                                    900         Vertrue, Inc. (b)                                            35,388
                                                                                                                      -------------
                                                                                                                            468,994
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.0%               100         Portfolio Recovery Associates, Inc. (b)                       4,387
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services -          4,831         Commonwealth Telephone Enterprises, Inc.                    199,182
0.2%                                             18,400         General Communication, Inc. Class A (b)                     227,976
                                                                                                                      -------------
                                                                                                                            427,158
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.1%                         9,566         Allete, Inc.                                                415,643
                                                  7,900         Central Vermont Public Service Corp.                        174,669
                                                 44,000         Cleco Corp.                                               1,110,560
                                                 19,900         El Paso Electric Co. (b)                                    444,566
                                                  6,800         Green Mountain Power Corp.                                  226,916
                                                  6,000         UIL Holdings Corp.                                          225,000
                                                                                                                      -------------
                                                                                                                          2,597,354
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 2.1%                      18,100         AO Smith Corp.                                              713,683
                                                 29,800         Acuity Brands, Inc.                                       1,352,920
                                                  8,900         Baldor Electric Co.                                         274,387
                                                 30,500         Belden CDT, Inc.                                          1,166,015
                                                 13,000         Magnetek, Inc. (b)                                           44,980
                                                 24,600         Regal-Beloit Corp.                                        1,070,100
                                                  9,600         Woodward Governor Co.                                       321,984
                                                                                                                      -------------
                                                                                                                          4,944,069
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 4.7%        12,600         Agilysys, Inc.                                              176,904
                                                 23,200         Anixter International, Inc. (b)                           1,310,104
                                                 20,100         Bell Microproducts, Inc. (b)                                104,319
                                                 26,550         Benchmark Electronics, Inc. (b)                             713,664
                                                 29,800         CTS Corp.                                                   410,644
                                                  9,800         Checkpoint Systems, Inc. (b)                                161,798
                                                 16,800         Cognex Corp.                                                424,368
                                                 27,100         Coherent, Inc. (b)                                          939,286
                                                  6,519         Excel Technology, Inc. (b)                                  192,897
                                                  4,200         Flir Systems, Inc. (b)                                      114,072
                                                  2,100         Gerber Scientific, Inc. (b)                                  31,458
                                                 45,600         Global Imaging Systems, Inc. (b)                          1,006,392
                                                 40,700         Insight Enterprises, Inc. (b)                               838,827
                                                  3,600         Itron, Inc. (b)                                             200,880
                                                 12,100         Keithley Instruments, Inc.                                  154,275
                                                  7,000         Littelfuse, Inc. (b)                                        242,900
                                                  1,000         LoJack Corp. (b)                                             19,590
                                                 10,200         MTS Systems Corp.                                           329,868
                                                 25,900         Methode Electronics, Inc.                                   246,309
                                                  8,600         Park Electrochemical Corp.                                  272,448
                                                 16,900         Paxar Corp. (b)                                             337,662
                                                  7,300         Photon Dynamics, Inc. (b)                                    96,871
                                                  6,700         Planar Systems, Inc. (b)                                     76,045
                                                  5,400         Radisys Corp. (b)                                           114,750
                                                  4,700         Rogers Corp. (b)                                            290,225
                                                 14,000         Scansource, Inc. (b)                                        424,620
                                                 12,000         Technitrol, Inc.                                            358,200
                                                 35,000         Trimble Navigation Ltd. (b)                               1,647,800
                                                                                                                      -------------
                                                                                                                         11,237,176
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of September 30, 2006

                                                 Shares
Industry                                           Held         Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 3.9%               23,900         Atwood Oceanics, Inc. (b)                             $   1,074,783
                                                  6,100         Hydril Co. (b)                                              341,966
                                                    100         Input/Output, Inc. (b)                                          993
                                                 10,000         Lone Star Technologies, Inc. (b)                            483,800
                                                  4,200         Lufkin Industries, Inc.                                     222,264
                                                 28,200         Maverick Tube Corp. (b)                                   1,828,206
                                                 11,300         NS Group, Inc. (b)                                          729,415
                                                 10,200         Oceaneering International, Inc. (b)                         314,160
                                                 15,500         SEACOR Holdings, Inc. (b)                                 1,278,750
                                                 25,350         Tetra Technologies, Inc. (b)                                612,456
                                                 31,000         Unit Corp. (b)                                            1,425,070
                                                 12,500         Veritas DGC, Inc. (b)                                       822,750
                                                  1,300         W-H Energy Services, Inc. (b)                                53,911
                                                                                                                      -------------
                                                                                                                          9,188,524
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.7%                  14,700         Casey's General Stores, Inc.                                327,369
                                                 12,600         Longs Drug Stores Corp.                                     579,726
                                                  5,500         Nash Finch Co.                                              129,415
                                                 19,300         Performance Food Group Co. (b)                              542,137
                                                  1,300         United Natural Foods, Inc. (b)                               40,287
                                                                                                                      -------------
                                                                                                                          1,618,934
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.6%                             19,500         American Italian Pasta Co. Class A (b)                      151,710
                                                 47,300         Corn Products International, Inc.                         1,539,142
                                                 11,300         Delta & Pine Land Co.                                       457,650
                                                 16,800         Flowers Foods, Inc.                                         451,584
                                                  4,400         J&J Snack Foods Corp.                                       136,840
                                                  3,000         John B. Sanfilippo & Son, Inc. (b)                           30,600
                                                 12,700         Lance, Inc.                                                 279,654
                                                    500         Ralcorp Holdings, Inc. (b)                                   24,115
                                                 16,900         Sanderson Farms, Inc.                                       546,884
                                                 10,600         TreeHouse Foods, Inc. (b)                                   250,690
                                                                                                                      -------------
                                                                                                                          3,868,869
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 2.7%                             34,900         Atmos Energy Corp.                                          996,395
                                                  9,800         Cascade Natural Gas Corp.                                   255,682
                                                 18,100         Energen Corp.                                               757,847
                                                 12,000         The Laclede Group, Inc.                                     384,960
                                                 22,200         New Jersey Resources Corp.                                1,094,460
                                                  6,600         Northwest Natural Gas Co.                                   259,248
                                                 36,900         Piedmont Natural Gas Co.                                    933,939
                                                  6,700         South Jersey Industries, Inc.                               200,397
                                                 24,205         Southern Union Co.                                          639,254
                                                 12,200         Southwest Gas Corp.                                         406,504
                                                 23,000         UGI Corp.                                                   562,350
                                                                                                                      -------------
                                                                                                                          6,491,036
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 4.8%          50,700         American Medical Systems Holdings, Inc. (b)                 934,401
                                                  3,600         Analogic Corp.                                              184,752
                                                    500         Arthrocare Corp. (b)                                         23,430
                                                 10,200         Biolase Technology, Inc. (b)                                 63,750
                                                  2,900         Cantel Medical Corp. (b)                                     40,281
                                                 11,900         Conmed Corp. (b)                                            251,209
                                                 28,179         Cooper Cos., Inc.                                         1,507,576
                                                    400         Cyberonics, Inc. (b)                                          7,012

Master Enhanced Small Cap Series
Schedule of Investments as of September 30, 2006

                                                 Shares
Industry                                           Held         Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 18,000         DJO, Inc. (b)                                         $     747,540
                                                  8,400         Dionex Corp. (b)                                            427,896
                                                 53,300         Encore Medical Corp. (b)                                    335,790
                                                  8,200         Haemonetics Corp. (b)                                       383,760
                                                 13,500         Hologic, Inc. (b)                                           587,520
                                                 19,000         Idexx Laboratories, Inc. (b)                              1,731,660
                                                 27,825         Immucor, Inc. (b)                                           623,558
                                                  5,100         Integra LifeSciences Holdings Corp. (b)                     191,148
                                                 13,537         Intermagnetics General Corp. (b)                            366,176
                                                 10,700         Invacare Corp.                                              251,664
                                                  4,200         Kensey Nash Corp. (b)                                       122,934
                                                 14,000         Mentor Corp.                                                705,460
                                                  9,577         Meridian Bioscience, Inc.                                   225,155
                                                  7,500         Osteotech, Inc. (b)                                          30,675
                                                  8,000         Possis Medical, Inc. (b)                                     78,800
                                                 32,100         Respironics, Inc. (b)                                     1,239,381
                                                 19,500         Theragenics Corp. (b)                                        56,160
                                                  8,400         Viasys Healthcare, Inc. (b)                                 228,816
                                                  2,400         Vital Signs, Inc.                                           135,864
                                                                                                                      -------------
                                                                                                                         11,482,368
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 3.9%          35,100         AMERIGROUP Corp. (b)                                      1,037,205
                                                 31,950         Amsurg Corp. (b)                                            711,207
                                                 14,000         Chemed Corp.                                                451,640
                                                  1,200         Cross Country Healthcare, Inc. (b)                           20,400
                                                    100         CryoLife, Inc. (b)                                              645
                                                  3,500         Gentiva Health Services, Inc. (b)                            57,540
                                                 18,900         HCA, Inc.                                                   942,921
                                                 23,200         Healthways, Inc. (b)                                      1,034,720
                                                    100         Hooper Holmes, Inc. (b)                                         337
                                                 12,000         inVentiv Health, Inc. (b)                                   384,360
                                                    700         LCA-Vision, Inc.                                             28,917
                                                 14,150         Odyssey HealthCare, Inc. (b)                                200,647
                                                 21,200         Owens & Minor, Inc.                                         697,268
                                                 24,000         Pediatrix Medical Group, Inc. (b)                         1,094,400
                                                     28         Per-Se Technologies, Inc. (b)                                   638
                                                  1,200         RehabCare Group, Inc. (b)                                    15,720
                                                 37,000         Sierra Health Services, Inc. (b)                          1,400,080
                                                 32,800         Sunrise Senior Living, Inc. (b)                             979,736
                                                  2,800         US Physical Therapy, Inc. (b)                                33,376
                                                  2,500         United Surgical Partners International, Inc. (b)             62,075
                                                                                                                      -------------
                                                                                                                          9,153,832
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.5%                    24,400         Cerner Corp. (b)                                          1,107,760
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 3.5%             17,300         Aztar Corp. (b)                                             917,073
                                                 14,300         Bally Total Fitness Holding Corp. (b)                        21,593
                                                 16,000         CEC Entertainment, Inc. (b)                                 504,160
                                                  6,500         IHOP Corp.                                                  301,275
                                                 16,600         Intrawest Corp.                                             573,364
                                                 24,700         Jack in the Box, Inc. (b)                                 1,288,846
                                                  7,500         Lone Star Steakhouse & Saloon, Inc.                         208,275
                                                  4,200         Marcus Corp.                                                 96,474
                                                 11,400         Multimedia Games, Inc. (b)                                  103,512
                                                 14,500         O'Charleys, Inc. (b)                                        275,065

Master Enhanced Small Cap Series
Schedule of Investments as of September 30, 2006

                                                 Shares
Industry                                           Held         Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 10,900         Panera Bread Co. Class A (b)                          $     634,925
                                                 24,500         Papa John's International, Inc. (b)                         884,695
                                                 15,900         Pinnacle Entertainment, Inc. (b)                            447,108
                                                 11,750         Rare Hospitality International, Inc. (b)                    359,080
                                                 27,000         Ryan's Restaurant Group, Inc. (b)                           428,490
                                                    650         Shuffle Master, Inc. (b)                                     17,557
                                                 33,700         Sonic Corp. (b)                                             761,957
                                                  2,900         The Steak n Shake Co. (b)                                    48,981
                                                 26,200         Triarc Cos.                                                 396,144
                                                                                                                      -------------
                                                                                                                          8,268,574
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.7%                         6,800         Bassett Furniture Industries, Inc.                          110,432
                                                 32,400         Champion Enterprises, Inc. (b)                              223,560
                                                  6,600         Comstock Homebuilding Cos., Inc. Class A (b)                 35,640
                                                  9,500         Ethan Allen Interiors, Inc.                                 329,270
                                                 45,000         Interface, Inc. Class A (b)                                 579,600
                                                  8,800         Lenox Group, Inc. (b)                                        53,240
                                                 15,000         Libbey, Inc.                                                167,850
                                                  1,800         M/I Homes, Inc.                                              63,630
                                                  6,800         Meritage Homes Corp. (b)                                    282,948
                                                  2,777         NVR, Inc. (b)                                             1,485,695
                                                  2,600         National Presto Industries, Inc.                            143,702
                                                 10,100         Russ Berrie & Co., Inc. (b)                                 153,924
                                                    400         Skyline Corp.                                                15,284
                                                 22,800         Standard-Pacific Corp.                                      535,800
                                                                                                                      -------------
                                                                                                                          4,180,575
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.2%                        49,400         Spectrum Brands, Inc. (b)                                   416,936
                                                  4,000         WD-40 Co.                                                   142,680
                                                                                                                      -------------
                                                                                                                            559,616
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 2.0%                               15,400         CACI International, Inc. Class A (b)                        847,154
                                                 15,400         Carreker Corp. (b)                                           94,556
                                                 77,700         Ciber, Inc. (b)                                             515,151
                                                 13,200         eFunds Corp. (b)                                            319,176
                                                  5,900         Gevity HR, Inc.                                             134,402
                                                 42,100         Global Payments, Inc.                                     1,852,821
                                                 18,200         Keane, Inc. (b)                                             262,262
                                                 12,700         MAXIMUS, Inc.                                               331,470
                                                 12,800         SYKES Enterprises, Inc. (b)                                 260,480
                                                  9,800         Startek, Inc.                                               122,206
                                                                                                                      -------------
                                                                                                                          4,739,678
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.3%                  39,700         Tredegar Corp.                                              664,578
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 2.8%                                 13,850         Delphi Financial Group Class A                              552,338
                                                 11,200         Hilb Rogal & Hobbs Co.                                      477,680
                                                    900         LandAmerica Financial Group, Inc.                            59,211
                                                 24,400         Philadelphia Consolidated Holding Co. (b)                   970,632
                                                 18,700         Presidential Life Corp.                                     418,319
                                                 23,200         ProAssurance Corp. (b)                                    1,143,296
                                                  8,400         RLI Corp.                                                   426,636
                                                  2,900         SCPIE Holdings, Inc. (b)                                     68,266
                                                  5,973         Safety Insurance Group, Inc.                                290,646
                                                 14,000         Selective Insurance Group                                   736,540
                                                 11,900         Stewart Information Services Corp.                          413,763
                                                 28,050         Zenith National Insurance Corp.                           1,118,915
                                                                                                                      -------------
                                                                                                                          6,676,242
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of September 30, 2006

                                                 Shares
Industry                                           Held         Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.0%                  4,000         Alloy, Inc. (b)                                       $      47,240
                                                  1,200         PetMed Express, Inc. (b)                                     12,528
                                                  1,400         Shutterfly, Inc. (b)                                         21,770
                                                                                                                      -------------
                                                                                                                             81,538
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.6%               9,700         AsiaInfo Holdings, Inc. (b)                                  43,650
                                                 12,800         Autobytel, Inc. (b)                                          37,504
                                                 16,700         Click Commerce, Inc. (b)                                    377,754
                                                 27,200         Digital Insight Corp. (b)                                   797,504
                                                  2,700         DivX, Inc. (b)                                               64,179
                                                 27,100         Infospace, Inc. (b)                                         499,724
                                                  6,100         j2 Global Communications, Inc. (b)                          165,737
                                                  4,000         Keynote Systems, Inc. (b)                                    42,120
                                                 12,300         MIVA, Inc. (b)                                               40,590
                                                 10,500         SupportSoft, Inc. (b)                                        45,885
                                                 64,200         United Online, Inc.                                         781,956
                                                 14,600         WebEx Communications, Inc. (b)                              569,692
                                                 14,700         Websense, Inc. (b)                                          317,667
                                                                                                                      -------------
                                                                                                                          3,783,962
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 1.1%               5,100         Arctic Cat, Inc.                                             84,660
                                                 11,300         Jakks Pacific, Inc. (b)                                     201,479
                                                 19,500         K2, Inc. (b)                                                228,735
                                                  6,800         MarineMax, Inc. (b)                                         173,060
                                                 13,500         Nautilus, Inc.                                              185,625
                                                 16,600         Polaris Industries, Inc.                                    683,090
                                                  9,100         Pool Corp.                                                  350,350
                                                 10,300         RC2 Corp. (b)                                               345,359
                                                 23,783         Radica Games Ltd.                                           274,456
                                                  6,800         Sturm Ruger & Co., Inc. (b)                                  52,632
                                                                                                                      -------------
                                                                                                                          2,579,446
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.7%            11,400         Cambrex Corp.                                               236,094
                                                 11,426         Enzo Biochem, Inc. (b)                                      139,283
                                                 24,400         Parexel International Corp. (b)                             807,396
                                                 24,900         PharmaNet Development Group, Inc. (b)                       483,807
                                                                                                                      -------------
                                                                                                                          1,666,580
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 3.7%                                 12,000         Albany International Corp. Class A                          381,840
                                                  7,200         Barnes Group, Inc.                                          126,432
                                                 15,700         Briggs & Stratton Corp.                                     432,535
                                                  4,100         Clarcor, Inc.                                               125,009
                                                 23,000         EnPro Industries, Inc. (b)                                  691,380
                                                  8,200         Gardner Denver, Inc. (b)                                    271,256
                                                 19,700         IDEX Corp.                                                  848,085
                                                 64,600         JLG Industries, Inc.                                      1,279,726
                                                 23,800         Kaydon Corp.                                                881,076
                                                  1,500         Lindsay Manufacturing Co.                                    43,125
                                                    100         Lydall, Inc. (b)                                                890
                                                 35,800         Manitowoc Co.                                             1,603,482
                                                 29,200         Mueller Industries, Inc.                                  1,026,964
                                                  5,000         Toro Co.                                                    210,850
                                                 15,400         Valmont Industries, Inc.                                    804,650
                                                                                                                      -------------
                                                                                                                          8,727,300
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.1%                                     6,100         Kirby Corp. (b)                                             191,113
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of September 30, 2006

                                                 Shares
Industry                                           Held         Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.0%                                      5,600         4Kids Entertainment, Inc. (b)                         $      92,400
                                                 30,250         Advo, Inc.                                                  846,395
                                                  9,000         Arbitron, Inc.                                              333,090
                                                  6,700         Live Nation (b)                                             136,814
                                                 31,700         Radio One, Inc. Class D (b)                                 198,125
                                                 20,000         Univision Communications, Inc. Class A (b)                  686,800
                                                                                                                      -------------
                                                                                                                          2,293,624
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.8%                            8,390         AM Castle & Co.                                             225,188
                                                  3,400         AMCOL International Corp.                                    84,694
                                                 10,789         Aleris International, Inc. (b)                              545,276
                                                  4,300         Brush Engineered Materials, Inc. (b)                        106,941
                                                  9,600         Carpenter Technology Corp.                                1,032,096
                                                  6,700         Century Aluminum Co. (b)                                    225,455
                                                 19,000         Chaparral Steel Co. (b)                                     647,140
                                                 27,900         Cleveland-Cliffs, Inc.                                    1,063,269
                                                    575         Quanex Corp.                                                 17,451
                                                    400         RTI International Metals, Inc. (b)                           17,432
                                                  6,400         Ryerson, Inc.                                               140,096
                                                  4,700         Steel Technologies, Inc.                                     92,261
                                                                                                                      -------------
                                                                                                                          4,197,299
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.3%                            4,400         Avista Corp.                                                104,192
                                                  3,600         CH Energy Group, Inc.                                       185,292
                                                  8,800         NorthWestern Corp.                                          307,824
                                                                                                                      -------------
                                                                                                                            597,308
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.2%                          16,700         Fred's, Inc.                                                210,754
                                                 10,800         Tuesday Morning Corp.                                       149,904
                                                                                                                      -------------
                                                                                                                            360,658
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 3.5%               17,300         Cabot Oil & Gas Corp. Class A                               829,189
                                                 34,799         Cimarex Energy Co.                                        1,224,577
                                                 63,000         Frontier Oil Corp.                                        1,674,540
                                                 23,547         Helix Energy Solutions Group, Inc. (b)                      786,470
                                                  3,800         Kinder Morgan, Inc.                                         398,430
                                                 19,200         Massey Energy Co.                                           402,048
                                                 17,800         Petroleum Development Corp. (b)                             710,042
                                                 37,500         St. Mary Land & Exploration Co.                           1,376,625
                                                  9,500         Stone Energy Corp. (b)                                      384,560
                                                  6,100         Tri-Valley Corp. (b)                                         44,103
                                                  9,400         World Fuel Services Corp.                                   380,230
                                                                                                                      -------------
                                                                                                                          8,210,814
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%                   28,300         Buckeye Technologies, Inc. (b)                              240,550
                                                  3,600         Deltic Timber Corp.                                         171,576
                                                  1,500         Neenah Paper, Inc.                                           51,345
                                                  7,200         Pope & Talbot, Inc. (b)                                      41,400
                                                  2,500         Schweitzer-Mauduit International, Inc.                       47,450
                                                  8,700         Wausau Paper Corp.                                          117,450
                                                                                                                      -------------
                                                                                                                            669,771
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.2%                         10,600         NBTY, Inc. (b)                                              310,262
                                                 13,800         Playtex Products, Inc. (b)                                  184,920
                                                                                                                      -------------
                                                                                                                            495,182
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.8%                           34,000         Alpharma, Inc. Class A                                      795,260
                                                 10,600         Andrx Corp. (b)                                             258,958
                                                  6,400         Barrier Therapeutics, Inc. (b)                               41,344

Master Enhanced Small Cap Series
Schedule of Investments as of September 30, 2006

                                                 Shares
Industry                                           Held         Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 10,300         Bradley Pharmaceuticals, Inc. (b)                     $     163,976
                                                  6,000         CNS, Inc.                                                   169,380
                                                  5,400         Connetics Corp. (b)                                          58,860
                                                 13,900         MGI Pharma, Inc. (b)                                        239,219
                                                  8,800         NitroMed, Inc. (b)                                           27,896
                                                  5,500         Noven Pharmaceuticals, Inc. (b)                             132,660
                                                                                                                      -------------
                                                                                                                          1,887,553
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) -          13,100         Acadia Realty Trust                                         334,050
4.5%                                              1,000         BNP Residential Properties, Inc.                             23,750
                                                  8,700         Colonial Properties Trust                                   415,947
                                                    200         Entertainment Properties Trust                                9,864
                                                  8,600         Essex Property Trust, Inc.                                1,044,040
                                                 38,900         Glenborough Realty Trust, Inc.                            1,000,897
                                                 43,500         Heritage Property Investment Trust                        1,586,010
                                                 11,800         Kilroy Realty Corp.                                         889,012
                                                 14,700         LTC Properties, Inc.                                        356,475
                                                  8,900         Lexington Corporate Properties Trust                        188,502
                                                  9,900         Mid-America Apartment Communities, Inc.                     606,078
                                                 33,300         MortgageIT Holdings, Inc.                                   468,864
                                                  4,600         National Retail Properties, Inc.                             99,360
                                                 16,122         New Century Financial Corp.                                 633,756
                                                  7,100         PS Business Parks, Inc.                                     428,130
                                                  8,500         Pan Pacific Retail Properties, Inc.                         590,070
                                                 37,700         Saxon Capital, Inc. (b)                                     529,308
                                                 28,100         Senior Housing Properties Trust                             599,654
                                                 33,800         Trizec Properties, Inc.                                     977,158
                                                                                                                      -------------
                                                                                                                         10,780,925
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.3%                               22,500         Arkansas Best Corp.                                         968,175
                                                  3,600         Frozen Food Express Industries (b)                           27,324
                                                 34,033         Heartland Express, Inc.                                     533,637
                                                 27,500         Kansas City Southern (b)                                    751,025
                                                 17,575         Knight Transportation, Inc.                                 297,896
                                                 12,400         Landstar System, Inc.                                       529,480
                                                                                                                      -------------
                                                                                                                          3,107,537
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                   13,700         ADE Corp. (b)                                               438,674
Equipment - 3.8%                                 33,100         ATMI, Inc. (b)                                              962,217
                                                 10,800         Actel Corp. (b)                                             167,940
                                                 14,500         Advanced Energy Industries, Inc. (b)                        247,080
                                                    114         Brooks Automation, Inc. (b)                                   1,488
                                                 10,600         Cabot Microelectronics Corp. (b)                            305,492
                                                  5,800         Cohu, Inc.                                                  103,414
                                                 27,200         Cymer, Inc. (b)                                           1,194,352
                                                  6,500         DSP Group, Inc. (b)                                         148,525
                                                 17,600         Diodes, Inc. (b)                                            759,792
                                                 33,500         Exar Corp. (b)                                              445,215
                                                 10,400         FEI Co. (b)                                                 219,544
                                                  3,500         Freescale Semiconductor, Inc. Class A (b)                   133,175
                                                  5,000         Freescale Semiconductor, Inc. Class B (b)                   190,050
                                                    100         Kopin Corp. (b)                                                 335
                                                 12,400         Kulicke & Soffa Industries, Inc. (b)                        109,616
                                                  7,700         Leadis Technology, Inc. (b)                                  30,569
                                                 12,100         Microsemi Corp. (b)                                         228,085

Master Enhanced Small Cap Series
Schedule of Investments as of September 30, 2006

                                                 Shares
Industry                                           Held         Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 18,300         Pericom Semiconductor Corp. (b)                       $     178,425
                                                  9,600         Photronics, Inc. (b)                                        135,648
                                                  5,300         Rudolph Technologies, Inc. (b)                               97,149
                                                 10,500         Sigmatel, Inc. (b)                                           49,140
                                                 45,600         Skyworks Solutions, Inc. (b)                                236,664
                                                 21,000         Standard Microsystems Corp. (b)                             596,820
                                                  3,300         Ultratech, Inc. (b)                                          43,956
                                                 35,300         Varian Semiconductor Equipment Associates, Inc. (b)       1,295,510
                                                 28,800         Veeco Instruments, Inc. (b)                                 580,320
                                                                                                                      -------------
                                                                                                                          8,899,195
-----------------------------------------------------------------------------------------------------------------------------------
Software - 4.3%                                  15,800         Ansys, Inc. (b)                                             698,044
                                                 27,700         Captaris, Inc. (b)                                          162,322
                                                  4,400         Catapult Communications Corp. (b)                            36,784
                                                  3,900         Commvault Systems, Inc. (b)                                  70,200
                                                  5,900         EPIQ Systems, Inc. (b)                                       86,789
                                                  5,100         Epicor Software Corp. (b)                                    66,861
                                                 19,500         Factset Research Systems, Inc.                              947,115
                                                 27,300         Filenet Corp. (b)                                           950,859
                                                 38,400         Hyperion Solutions Corp. (b)                              1,324,032
                                                 11,700         Intergraph Corp. (b)                                        501,696
                                                 21,730         Internet Security Systems, Inc. (b)                         603,225
                                                  2,100         Kronos, Inc. (b)                                             71,589
                                                 47,100         MRO Software, Inc. (b)                                    1,209,057
                                                 15,600         Manhattan Associates, Inc. (b)                              376,584
                                                  4,400         Mapinfo Corp. (b)                                            56,452
                                                  6,400         Micros Systems, Inc. (b)                                    313,088
                                                 33,100         Napster, Inc. (b)                                           141,337
                                                 11,100         Phoenix Technologies Ltd. (b)                                47,730
                                                 16,900         Progress Software Corp. (b)                                 439,400
                                                  4,100         Quality Systems, Inc. (b)                                   159,039
                                                  2,900         Radiant Systems, Inc. (b)                                    35,032
                                                 13,300         The Reynolds & Reynolds Co. Class A                         525,483
                                                 17,300         SPSS, Inc. (b)                                              431,289
                                                 73,600         Secure Computing Corp. (b)                                  465,888
                                                  7,300         Sonic Solutions, Inc. (b)                                   111,252
                                                  9,700         THQ, Inc. (b)                                               282,949
                                                  7,450         Take-Two Interactive Software, Inc. (b)                     106,237
                                                                                                                      -------------
                                                                                                                         10,220,333
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 4.6%                          13,250         The Cato Corp. Class A                                      290,307
                                                 16,300         The Children's Place Retail Stores, Inc. (b)              1,043,689
                                                 27,950         Christopher & Banks Corp.                                   823,966
                                                  9,200         Cost Plus, Inc. (b)                                         110,124
                                                 37,300         Dress Barn, Inc. (b)                                        813,886
                                                 12,500         The Finish Line, Inc. Class A                               157,750
                                                 22,200         Genesco, Inc. (b)                                           765,234
                                                  2,477         Golf Galaxy, Inc. (b)                                        32,201
                                                 16,900         Group 1 Automotive, Inc.                                    843,310
                                                  2,500         Guitar Center, Inc. (b)                                     111,700
                                                 22,800         Gymboree Corp. (b)                                          961,704
                                                 11,500         Haverty Furniture Cos., Inc.                                183,425
                                                  4,225         Jos. A. Bank Clothiers, Inc. (b)                            126,581

Master Enhanced Small Cap Series
Schedule of Investments as of September 30, 2006

                                                 Shares
Industry                                           Held         Common Stocks                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 18,500         Men's Wearhouse, Inc.                                 $     688,385
                                                 13,200         Michaels Stores, Inc.                                       574,728
                                                 14,700         PEP Boys-Manny, Moe & Jack                                  188,895
                                                 13,600         Petco Animal Supplies, Inc. (b)                             389,504
                                                 35,600         Rent-Way, Inc. (b)                                          373,444
                                                 16,900         Select Comfort Corp. (b)                                    369,772
                                                  6,200         Sonic Automotive, Inc.                                      143,158
                                                  9,150         Stage Stores, Inc.                                          268,461
                                                 11,100         Stein Mart, Inc.                                            168,831
                                                  5,300         Tractor Supply Co. (b)                                      255,778
                                                  2,200         Tween Brands, Inc. (b)                                       82,720
                                                 38,300         Zale Corp. (b)                                            1,062,442
                                                                                                                      -------------
                                                                                                                         10,829,995
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 2.3%           6,300         Ashworth, Inc. (b)                                           43,155
                                                 22,800         Brown Shoe Co., Inc.                                        817,152
                                                 14,400         CROCS, Inc. (b)                                             488,880
                                                  4,000         Charles & Colvard Ltd.                                       45,520
                                                 28,000         K-Swiss, Inc. Class A                                       841,680
                                                 27,000         Kellwood Co.                                                778,410
                                                  9,300         Oxford Industries, Inc.                                     399,063
                                                 10,300         Phillips-Van Heusen Corp.                                   430,231
                                                 39,000         Quiksilver, Inc. (b)                                        473,850
                                                 23,100         Skechers U.S.A., Inc. Class A (b)                           543,081
                                                 24,250         Wolverine World Wide, Inc.                                  686,518
                                                                                                                      -------------
                                                                                                                          5,547,540
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.8%                 5,900         Anchor Bancorp Wisconsin, Inc.                              168,504
                                                 26,200         BankAtlantic Bancorp, Inc. Class A                          372,564
                                                 24,700         Bank Mutual Corp.                                           299,611
                                                 43,700         Commercial Capital Bancorp, Inc.                            696,578
                                                 10,400         Downey Financial Corp.                                      692,016
                                                  5,200         Fidelity Bankshares, Inc.                                   202,852
                                                  1,500         FirstBank NW Corp.                                           41,760
                                                 15,900         Flagstar Bancorp, Inc.                                      231,345
                                                 24,400         Franklin Bank Corp. (b)                                     485,072
                                                 23,700         Fremont General Corp.                                       331,563
                                                  5,600         Harbor Florida Bancshares, Inc.                             248,136
                                                 10,200         MAF Bancorp, Inc.                                           421,158
                                                                                                                      -------------
                                                                                                                          4,191,159
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                                   35,800         Alliance One International, Inc. (b)                        146,780
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.3%           6,400         Aircastle Ltd.                                              185,984
                                                     25         Applied Industrial Technologies, Inc.                           610
                                                  6,400         Kaman Corp. Class A                                         115,264
                                                  1,800         Lawson Products, Inc.                                        75,456
                                                  6,900         Watsco, Inc.                                                317,469
                                                                                                                      -------------
                                                                                                                            694,783
-----------------------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.1%                            3,100         American States Water Co.                                   118,575
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.0%       12,600         Price Communications Corp. (b)                              243,180
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks
                                                                 (Cost - $193,076,332) - 96.8%                          229,656,128
-----------------------------------------------------------------------------------------------------------------------------------

Master Enhanced Small Cap Series
Schedule of Investments as of September 30, 2006

                                                 Shares
Industry                                           Held         Exchange-Traded Funds                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                 19,086         iShares S&P SmallCap 600 Index Fund                   $   1,171,308
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Exchange-Traded Funds
                                                                (Cost - $1,057,068) - 0.5%                                1,171,308
-----------------------------------------------------------------------------------------------------------------------------------

                                                   Face
                                                 Amount         Fixed Income Securities
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.1%    $  250,000         Flir Systems, Inc., 3% due 6/01/2023 (a)                    339,688
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.4%                                300,000         LandAmerica Financial Group, Inc., 3.25%
                                                                due 5/15/2034 (a)(c)                                        397,875
                                                650,000         Selective Insurance Group, 1.616% due
                                                                9/24/2032 (a)                                               446,063
                                                                                                                      -------------
                                                                                                                            843,938
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Fixed Income Securities
                                                                (Cost - $1,040,757) - 0.5%                                1,183,626
-----------------------------------------------------------------------------------------------------------------------------------

                                             Beneficial
                                               Interest         Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                             $3,275,800         BlackRock Liquidity Series, LLC
                                                                Cash Sweep Series I, 5.18% (d)(e)                         3,275,800
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Short-Term Securities
                                                                (Cost - $3,275,800) - 1.4%                                3,275,800
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Investments (Cost - $198,449,957*) - 99.2%        235,286,862

                                                                Other Assets Less Liabilities - 0.8%                      1,801,329
                                                                                                                      -------------
                                                                Net Assets - 100.0%                                   $ 237,088,191
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments, as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 198,931,387
                                                                  =============
      Gross unrealized appreciation                               $  41,106,554
      Gross unrealized depreciation                                  (4,751,079)
                                                                  -------------
      Net unrealized appreciation                                 $  36,355,475
                                                                  =============

(a)   Convertible security.
(b)   Non-income producing security.
(c) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(d) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                  Net                Interest
      Affiliate                                Activity               Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
      Cash Sweep Series I                    $(18,554,091)         $    318,486
      --------------------------------------------------------------------------

(e)   Represents the current yield as of September 30, 2006.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of September 30, 2006 were as follows:

      --------------------------------------------------------------------------
      Number of                        Expiration        Face        Unrealized
      Contracts  Issue                    Date           Value      Appreciation
      --------------------------------------------------------------------------
         58      Russell 2000 Index   December 2006   $ 21,181,725  $    49,175
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced SmallCap Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Enhanced SmallCap Series of Quantitative Master Series Trust

Date: November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Enhanced SmallCap Series of Quantitative Master Series Trust

Date: November 17, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    Master Enhanced SmallCap Series of Quantitative Master Series Trust

Date: November 17, 2006